Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Variable Portfolio – Partners Small Cap Value Fund Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 491,061,014
Holdings Count | Holding	179
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 491,061,014
Total number of portfolio holdings	179
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
Belden, Inc.	1.8%
Equity Commonwealth	1.5%
REV Group, Inc.	1.3%
SPX Technologies, Inc.	1.2%
ICU Medical, Inc.	1.2%
Texas Capital Bancshares, Inc.	1.2%
AZZ, Inc.	1.2%
Columbia Banking System, Inc.	1.1%
Ameris Bancorp	1.1%
Seacoast Banking Corp. of Florida	1.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Belden, Inc.	1.8%
Equity Commonwealth	1.5%
REV Group, Inc.	1.3%
SPX Technologies, Inc.	1.2%
ICU Medical, Inc.	1.2%
Texas Capital Bancshares, Inc.	1.2%
AZZ, Inc.	1.2%
Columbia Banking System, Inc.	1.1%
Ameris Bancorp	1.1%
Seacoast Banking Corp. of Florida	1.1%

Variable Portfolio – Partners Small Cap Value Fund Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
Net Assets	$ 491,061,014
Holdings Count | Holding	179
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 491,061,014
Total number of portfolio holdings	179
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
Belden, Inc.	1.8%
Equity Commonwealth	1.5%
REV Group, Inc.	1.3%
SPX Technologies, Inc.	1.2%
ICU Medical, Inc.	1.2%
Texas Capital Bancshares, Inc.	1.2%
AZZ, Inc.	1.2%
Columbia Banking System, Inc.	1.1%
Ameris Bancorp	1.1%
Seacoast Banking Corp. of Florida	1.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Belden, Inc.	1.8%
Equity Commonwealth	1.5%
REV Group, Inc.	1.3%
SPX Technologies, Inc.	1.2%
ICU Medical, Inc.	1.2%
Texas Capital Bancshares, Inc.	1.2%
AZZ, Inc.	1.2%
Columbia Banking System, Inc.	1.1%
Ameris Bancorp	1.1%
Seacoast Banking Corp. of Florida	1.1%

Variable Portfolio – Partners Small Cap Value Fund Class 3
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 491,061,014
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 14
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 491,061,014
Total number of portfolio holdings	179
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
Belden, Inc.	1.8%
Equity Commonwealth	1.5%
REV Group, Inc.	1.3%
SPX Technologies, Inc.	1.2%
ICU Medical, Inc.	1.2%
Texas Capital Bancshares, Inc.	1.2%
AZZ, Inc.	1.2%
Columbia Banking System, Inc.	1.1%
Ameris Bancorp	1.1%
Seacoast Banking Corp. of Florida	1.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Belden, Inc.	1.8%
Equity Commonwealth	1.5%
REV Group, Inc.	1.3%
SPX Technologies, Inc.	1.2%
ICU Medical, Inc.	1.2%
Texas Capital Bancshares, Inc.	1.2%
AZZ, Inc.	1.2%
Columbia Banking System, Inc.	1.1%
Ameris Bancorp	1.1%
Seacoast Banking Corp. of Florida	1.1%